Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 952,719	₩ 730,513	₩ 717,365	₩ 753,693
Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	330,898	378,100
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	185,987	178,264
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	417,725	165,051
Other assets [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 18,109	₩ 9,098